Commitments and Contingencies (Details Narrative) - Factoring Agreement [Member]	Feb. 09, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term	1 year
Advances on sale on receivables	$ 150,000
Reserve of purchased receivables, percentage	10.00%
Factoring fees, percentage	1.80%